Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 14, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax provision			$ (214)	$ 17,219	$ 5,934
State tax, net of federal benefit			1,052	2,221	4,957
Foreign tax, net of federal benefit			88	50	67
Nondeductible stock compensation				1,948	16,155
Nondeductible book loss from January 1, 2014 through April 13, 2014					4,480
Permanent items			389	800	97
Tax credits			(548)	(84)
Unrecognized tax benefit			174
Change in valuation allowance			95	353	(767)
Return to provision			(351)	(688)	(329)
Changes in deferred taxes			(169)	541	(1,904)
Other			(23)	127	115
Provision for income taxes		$ (127,200)	493	22,487	28,805
Net deferred tax expense	$ 321,100	$ 321,100	0	0	321,054
Income tax expense			$ 493	$ 22,487	$ 349,859